Point Bridge America First ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%		Shares	Value
Aerospace/Defense - 3.4%
General Dynamics Corporation		680	$231,880
HEICO Corporation		650	209,833
HEICO Corporation - Class A		821	208,608
Howmet Aerospace, Inc.		1,146	224,880
L3Harris Technologies, Inc.		759	231,806
			1,107,007

Agriculture - 1.4%
Altria Group, Inc.		3,417	225,727
Archer-Daniels-Midland Company		3,920	234,181
			459,908

Airlines - 1.4%
Delta Air Lines, Inc.		4,127	234,207
Southwest Airlines Company		7,083	226,019
			460,226

Auto Manufacturers - 1.6%
PACCAR, Inc.		2,188	215,124
Tesla, Inc. (a)		697	309,970
			525,094

Banks - 4.8%
Bank of America Corporation		4,623	238,501
First Citizens BancShares, Inc. - Class A		111	198,597
Goldman Sachs Group, Inc.		298	237,312
Huntington Bancshares, Inc.		13,160	227,273
PNC Financial Services Group, Inc.		1,136	228,256
Regions Financial Corporation		8,481	223,644
Truist Financial Corporation		4,914	224,668
			1,578,251

Beverages - 1.2%
Keurig Dr Pepper, Inc.		6,336	161,631
Monster Beverage Corporation (a)		3,576	240,701
			402,332

Biotechnology - 1.9%
Amgen, Inc.		712	200,926
Corteva, Inc.		2,965	200,523
Illumina, Inc. (a)		2,230	211,783
			613,232

Building Materials - 4.1%
Builders FirstSource, Inc. (a)		1,623	196,789
Carlisle Companies, Inc.		598	196,718
CRH PLC		2,217	265,818
Martin Marietta Materials, Inc.		366	230,683
Trane Technologies PLC		481	202,963
Vulcan Materials Company		768	236,252
			1,329,223

Chemicals - 3.2%
CF Industries Holdings, Inc.		2,305	206,758
Dow, Inc.		9,687	222,123
Ecolab, Inc.		808	221,279
LyondellBasell Industries NV - Class A		3,951	193,757
Sherwin-Williams Company		615	212,950
			1,056,867

Commercial Services - 3.2%
Cintas Corporation		953	195,613
Equifax, Inc.		879	225,490
Rollins, Inc.		3,656	214,753
TransUnion		2,293	192,108
United Rentals, Inc.		246	234,846
			1,062,810

Distribution/Wholesale - 1.9%
Copart, Inc. (a)		4,638	208,571
Fastenal Company		4,646	227,840
Watsco, Inc.		486	196,490
			632,901

Diversified Financial Services - 4.6%
Blue Owl Capital, Inc.		11,204	189,684
Charles Schwab Corporation		2,210	210,989
Interactive Brokers Group, Inc. - Class A		3,319	228,381
Intercontinental Exchange, Inc.		1,144	192,741
Rocket Companies, Inc. - Class A		12,766	247,405
Synchrony Financial		3,126	222,102
T Rowe Price Group, Inc.		2,049	210,309
			1,501,611

Electric - 8.5%
Alliant Energy Corporation		3,225	217,397
Ameren Corporation		2,067	215,754
American Electric Power Company, Inc.		1,859	209,138
CenterPoint Energy, Inc.		5,439	211,033
Constellation Energy Corporation		620	204,023
Dominion Energy, Inc.		3,495	213,789
Duke Energy Corporation		1,718	212,603
Entergy Corporation		2,354	219,369
Evergy, Inc.		2,951	224,335
FirstEnergy Corporation		4,888	223,968
PPL Corporation		5,920	219,987
Southern Company		2,223	210,674
Vistra Corporation		1,015	198,859
			2,780,929

Electronics - 1.4%
Garmin, Ltd.		966	237,849
Hubbell, Inc.		495	213,003
			450,852

Engineering & Construction - 0.7%
EMCOR Group, Inc.		338	219,545

Food - 1.9%
Kroger Company		2,959	199,466
Sysco Corporation		2,643	217,625
Tyson Foods, Inc. - Class A		4,018	218,177
			635,268

Forest Products & Paper - 0.6%
International Paper Company		4,549	211,074

Gas - 1.4%
Atmos Energy Corporation		1,355	231,366
NiSource, Inc.		4,957	214,638
			446,004

Healthcare-Products - 2.7%
Abbott Laboratories		1,658	222,073
Baxter International, Inc.		9,612	218,865
Cooper Companies, Inc. (a)		2,979	204,240
Zimmer Biomet Holdings, Inc.		2,329	229,407
			874,585

Healthcare-Services - 0.8%
HCA Healthcare, Inc.		591	251,884

Home Builders - 2.8%
DR Horton, Inc.		1,405	238,105
Lennar Corporation - Class A		1,820	229,393
Lennar Corporation - Class B		1,895	227,381
NVR, Inc. (a)		28	224,971
			919,850

Household Products/Wares - 0.6%
Kimberly-Clark Corporation		1,616	200,933

Insurance - 4.0%
Berkshire Hathaway, Inc. - Class B (a)		446	224,222
Cincinnati Financial Corporation		1,444	228,296
Markel Group, Inc. (a)		109	208,338
Principal Financial Group, Inc.		2,794	231,651
Ryan Specialty Holdings, Inc.		3,648	205,601
Travelers Companies, Inc.		817	228,123
			1,326,231

Internet - 0.9%
Robinhood Markets, Inc. - Class A (a)		2,113	302,539

Iron/Steel - 2.0%
Nucor Corporation		1,524	206,395
Reliance, Inc.		744	208,938
Steel Dynamics, Inc.		1,724	240,377
			655,710

Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.		493	235,235

Machinery-Diversified - 1.3%
Deere & Company		421	192,506
Westinghouse Air Brake Technologies Corporation		1,129	226,331
			418,837

Miscellaneous Manufacturing - 0.6%
Axon Enterprise, Inc. (a)		284	203,810

Oil & Gas - 8.9%
Chevron Corporation		1,395	216,630
ConocoPhillips		2,275	215,192
Coterra Energy, Inc.		8,906	210,627
Devon Energy Corporation		6,567	230,239
Diamondback Energy, Inc.		1,444	206,636
EOG Resources, Inc.		1,810	202,937
EQT Corporation		4,032	219,462
Expand Energy Corporation		2,070	219,917
Exxon Mobil Corporation		1,925	217,044
Marathon Petroleum Corporation		1,276	245,936
Occidental Petroleum Corporation		4,862	229,729
Phillips 66		1,764	239,939
Valero Energy Corporation		1,584	269,692
			2,923,980

Packaging & Containers - 1.3%
Amcor PLC		22,698	185,670
Packaging Corporation of America		1,102	240,159
			425,829

Pharmaceuticals - 1.3%
Bristol-Myers Squibb Company		4,772	215,217
Eli Lilly & Company		276	210,588
			425,805

Pipelines - 3.2%
Cheniere Energy, Inc.		886	208,192
Kinder Morgan, Inc.		7,511	212,637
ONEOK, Inc.		2,672	194,976
Targa Resources Corporation		1,295	216,964
Williams Companies, Inc.		3,503	221,915
			1,054,684

Private Equity - 0.6%
Blackstone, Inc.		1,239	211,683

Real Estate - 0.7%
CBRE Group, Inc. - Class A (a)		1,372	216,172

REITS - 6.5%
Alexandria Real Estate Equities, Inc.		2,778	231,518
Digital Realty Trust, Inc.		1,225	211,778
Extra Space Storage, Inc.		1,515	213,524
Invitation Homes, Inc.		6,957	204,049
Prologis, Inc.		2,012	230,414
Public Storage		756	218,371
SBA Communications Corporation		924	178,655
VICI Properties, Inc.		6,376	207,921
Welltower, Inc.		1,270	226,238
Weyerhaeuser Company		8,416	208,633
			2,131,101

Retail - 6.6%
AutoZone, Inc. (a)		55	235,963
Dollar General Corporation		1,944	200,912
Dollar Tree, Inc. (a)		1,840	173,641
Ferguson Enterprises, Inc.		951	213,576
Genuine Parts Company		1,646	228,136
Home Depot, Inc.		565	228,932
O'Reilly Automotive, Inc. (a)		2,130	229,635
Tractor Supply Company		3,663	208,315
Walmart, Inc.		2,144	220,961
Yum! Brands, Inc.		1,453	220,856
			2,160,927

Software - 1.7%
Bentley Systems, Inc. - Class B		3,698	190,373
Fidelity National Information Services, Inc.		2,693	177,577
Roper Technologies, Inc.		389	193,990
			561,940

Telecommunications - 0.7%
Motorola Solutions, Inc.		484	221,328

Transportation - 3.9%
CSX Corporation		6,030	214,125
FedEx Corporation		972	229,207
JB Hunt Transport Services, Inc.		1,512	202,865
Old Dominion Freight Line, Inc.		1,488	209,481
Union Pacific Corporation		962	227,388
United Parcel Service, Inc. - Class B		2,498	208,658
			1,291,724

Water - 0.6%
American Water Works Company, Inc.		1,449	201,686
TOTAL COMMON STOCKS (Cost $28,533,121)			32,689,607

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%		Shares	Value
First American Government Obligations Fund - Class X, 4.05%(b)		120,109	120,109
TOTAL MONEY MARKET FUNDS (Cost $120,109)			120,109

TOTAL INVESTMENTS - 100.0% (Cost $28,653,230)			32,809,716
Other Assets in Excess of Liabilities - 0.0% (c)			15,841
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$32,825,557
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Point Bridge America First ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,689,607	$–	$–	$32,689,607
Money Market Funds	120,109	–	–	120,109
Total Investments	$32,809,716	$–	$–	$32,809,716

Refer to the Schedule of Investments for further disaggregation of investment categories.